Accounts Receivable (Narrative) (Details)	Dec. 31, 2011
Pennsylvania [Member]
Principal utility customers by located, percentage	45.00%
Ohio [Member]
Principal utility customers by located, percentage	9.00%
North Carolina [Member]
Principal utility customers by located, percentage	9.00%
Texas [Member]
Principal utility customers by located, percentage	7.00%
Illinois [Member]
Principal utility customers by located, percentage	6.00%
New Jersey [Member]
Principal utility customers by located, percentage	6.00%
New York [Member]
Principal utility customers by located, percentage	5.00%
Indiana [Member]
Principal utility customers by located, percentage	4.00%
Florida [Member]
Principal utility customers by located, percentage	4.00%